CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000	20,000	50,000,000
Preferred stock, stock issued	0	0
Preferred stock, stock outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares outstanding	161,704,695	161,704,695	133,702,938
Common stock, shares issued	161,704,695	161,704,695	133,702,938
Turnongreen Inc [Member]
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, stock issued	0	0	0
Preferred stock, stock outstanding	0	0	0
Common stock, shares authorized	400,000,000	400,000,000
Preferred stock, par value (in dollars per shares)	$ 0.001	$ 0.001	$ 0.001
Common stock, par value (in dollars per share)	$ 0.001	0.001
Series E Preferred Stock [Member]
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares authorized		20,000	20,000
Preferred stock, stock issued		0	0
Preferred stock, stock outstanding		0	0
Common Class A [Member] | Turnongreen Inc [Member]
Common stock, shares authorized	400,000,000	400,000,000	400,000,000
Common stock, shares outstanding	1,000	1,000	1,000
Common stock, shares issued	1,000	1,000	1,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Class B [Member] | Turnongreen Inc [Member]
Common stock, shares authorized	50,000	50,000	50,000
Common stock, shares outstanding	0	0	0
Common stock, shares issued	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001